Commitments and Contingencies - Business Combination Agreement (Details) - USD ($)	Feb. 13, 2024	Jun. 30, 2024	Jun. 25, 2024	Dec. 31, 2023
Commitments and Contingencies
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Key employee incentive plan numerator percent for quotient			15.00%
Key employee incentive plan denominator percent for quotient			35.00%
Incentive equity plan maximum amount numerator percent for quotient			20.00%
Incentive equity plan maximum amount, denominator percent for quotient			35.00%
Aggregate HoldCo share reserve, denominator percent for quotient			65.00%
Adagio
Commitments and Contingencies
Common stock, par value (in dollars per share)	$ 0.01
Preferred stock, par value	$ 0.001
Consideration for automatically canceled and extinguished equity awards	$ 0
Class A common stock | the Parent
Commitments and Contingencies
Common stock, par value (in dollars per share)	$ 0.0001
Parent | Class B common stock
Commitments and Contingencies
Common stock, par value (in dollars per share)	$ 0.0001
Parent | Class B common stock | Sponsor
Commitments and Contingencies
Number of shares will be forfeited by sponsor	1,000,000
Proposed Adagio Business Combination
Commitments and Contingencies
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares in exchange for each share in conversion	1
Proposed Adagio Business Combination | Sponsor
Commitments and Contingencies
Number of shares issuable to sponsor	1,147,500
Stock trigger price	$ 24.00
Threshold trading days	20 days
Threshold consecutive trading days	30 days